Share-based Payments - Summary of Impact of Changes on Stock Options Expense for Options Granted (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Share Based Payments [Line Items]
Share-based payments	€ 88	€ 65	€ 53
Volatility Decreased by 10%
Stock option expense increase (decrease) under the following assumption changes
Volatility increase (decrease) by 10%	(11)
Volatility Increase by 10%
Stock option expense increase (decrease) under the following assumption changes
Volatility increase (decrease) by 10%	11
Expected Life Decrease by 1 Year
Stock option expense increase (decrease) under the following assumption changes
Expected life decrease by 1 year	(7)
Expected Life Increase by 1 Year
Stock option expense increase (decrease) under the following assumption changes
Expected life decrease by 1 year	6
Options Granted in 2018
Disclosure Of Share Based Payments [Line Items]
Share-based payments	€ 46